MENTOR INSTITUTIONAL TRUST
MENTOR U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
MENTOR FIXED-INCOME PORTFOLIO
MESSAGE FROM THE CHAIRMAN AND PRESIDENT
OCTOBER 31, 1998
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:
On behalf of all the associates at Mentor Investment Group, we would like to take this opportunity to thank you for your investment in the Mentor U.S. Government Cash Management Portfolio and the Mentor Fixed-Income Portfolio. This Annual Report reaffirms our commitment to our shareholders and details the financial performance of these investments for the period ended October 31, 1998.


Founded in 1970, Mentor Investment Group is an investment advisory firm with more than $16 billion under management. We pride ourselves on a strong heritage of providing quality service and a variety of investment choices that help meet our shareholders' financial objectives by offering mutual funds and separately-invested portfolios.


In the commentaries that follow, Mentor's investment teams present insightful perspectives on the markets and strategies that shaped their investment decisions for the past fiscal year. Our investment teams operate with these priorities:


FOCUS -- In most money management companies, each investment manager has multiple responsibilities. At Mentor, our investment managers are singularly focused on enhancing the value of the portfolios. This means that you can be assured of a consistent, proven approach to developing a winning financial strategy.

OPPORTUNITIES -- By offering six different management styles, portfolio diversification is simplified. By offering multiple styles, Mentor gives investors the tools for long-term investment success through diversification and accommodation of changing investment needs.


SERVICE -- To help serve our shareholders, Mentor has a fully dedicated Investor Relations Center. Our Relationship Coordinators are professionally trained and licensed to serve clients' needs.


TECHNOLOGY -- Abreast of the most advanced technology and using the latest

MENTOR INSTITUTIONAL TRUST
MENTOR U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
MENTOR FIXED-INCOME PORTFOLIO
MESSAGE FROM THE CHAIRMAN AND PRESIDENT
OCTOBER 31, 1998
--------------------------------------------------------------------------------

analytical tools, our investment managers have the ability to survey the financial markets and make informed decisions about where the best place is to invest.


We at Mentor are honored to be a partner in the management of your financial assets. Mentor Investment Group provides diversified investment styles and services to over one million shareholders. We serve individuals, corporations, endowments, foundations, public funds, and municipalities. To learn more about Mentor, please contact your consultant or us at (800) 382-0016.


We look forward to making the Mentor formula work for you, and to a mutually beneficial relationship.


Sincerely,



/s/ Daniel J. Ludeman    /s/ Paul F. Costello

Daniel J. Ludeman        Paul F. Costello
CHAIRMAN                 PRESIDENT




                     [MENTOR INVESTMENT GROUP LOGO]


                              THE MENTOR MISSION

To provide professional investment management services through a firm that is second to none in the quality of its investment process, the skill and training of its professionals, and the commitment, shared by all its associates, to deliver the highest level of service and ethical behavior to clients.

   FOR MORE INFORMATION AND PROSPECTUSES PLEASE CALL US, (800)382-0016, OR CONTACT YOUR CONSULTANT. THE PROSPECTUSES CONTAIN COMPLETE INFORMATION REGARDING FEES, SALES CHARGES, AND EXPENSES. PLEASE READ THEM CAREFULLY BEFORE INVESTING OR SENDING MONEY.

MENTOR U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
MANAGERS' COMMENTARY: THE CASH MANAGEMENT TEAM
OCTOBER 31, 1998
--------------------------------------------------------------------------------

For the first eleven months of the year ended October 31, 1998, the U.S. witnessed remarkable economic and financial stability. The economy remained in a growth pattern that was just strong enough to keep us moving ahead but not so strong as to raise the risk of inflation. Consequently, despite record levels of employment and capacity utilization, the Federal Reserve maintained rates for most of the year at levels which had been in place since February, 1997.


But around the world, seeds of future turmoil were being sown and as the year drew to a close, those seeds began to bear a bitter fruit. It began in Hong Kong in December, when currency problems gave rise to an economic crisis which quickly spread throughout the region. Amid tumbling stock markets and near-defaults on debt, Asian economies appeared to be slowing, raising concerns that demand for U.S. products would weaken and harm U.S. production and growth.



The initial impact was slight, most notably a decline in interest rates as it became increasingly unlikely that the Fed would have to raise rates. Indeed, the Fed itself stated that policy would remain "on hold" until the situation clarified. But gradually the impact became more noticeable, and by spring the trade deficit widened and companies involved in the Asian trade reported softening demand. In effect, the Asian crisis was doing the Fed's job for them, taking steam out of the economy at a time when an increase in rates might otherwise have been necessary.


By mid-summer, the Asian situation continued to worsen and concerns were mounting for other world economies such as Russia, Europe and South America. Concrete evidence began to surface of a slowing of the U.S. growth rate. Russia defaulted on its international debt amid growing economic and political instability. Most major stock markets, including the U.S., suffered severe losses and currencies vacillated. Interest rates in the U.S. declined as our fixed income markets were inundated by investment assets seeking safety. In late September a major hedge fund reported financial difficulties amid rumors that other financial institutions were about to suffer the same fate.

MENTOR U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
MANAGERS' COMMENTARY: THE CASH MANAGEMENT TEAM
OCTOBER 31, 1998
--------------------------------------------------------------------------------

Finally, on September 29th, the Federal Reserve acted to ease the developing crisis by lowering rates 0.25%. This was quickly followed by a second 0.25% reduction on October 15th and a third at the Fed's regular meeting on November 17th. These reductions were matched by similar easing moves by other central banks around the world. As of this writing, the impact seems to have been positive on both world economies and financial markets, but the threat of renewed turmoil lingers.


It should be noted that Mentor eliminated its exposure to Japanese issuers over two years ago, and has restricted its use of other foreign obligations to a few select issuers of the highest quality in such countries as Canada, Great Britain, Germany and Switzerland. Also, as early as February of this year, we recognized that the events developing around the world were likely to prevent the Federal Reserve from raising rates and could require them to eventually lower rates. Accordingly, we extended our portfolios to an average maturity of 55-60 days, the outer end of our normal range of 30-60 days, and maintained that position through the balance of the year. Through this time of turmoil, we pledge continued emphasis on safety and liquidity through high credit standards and conservative investment policies.


December 1998

MENTOR FIXED-INCOME PORTFOLIO
MANAGERS' COMMENTARY: THE ACTIVE FIXED-INCOME MANAGEMENT TEAM
OCTOBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MARKET CONDITIONS
The 12-month period ended October 31, 1998 saw a substantial decline in the level of interest rates across the yield curve. The long bond (30-year treasury) ended the period yielding 5.15%, 1.00% below its level at the beginning of the period. One month earlier long-term interest rates were under 5%, a level not seen since the 1960's. Two-year treasury yields saw an even more dramatic decline, falling 1.50% to 4.11% over the course of the period.


On September 29th the Federal Reserve initiated its first monetary intervention in over two years, a 0.25% reduction in the Federal Funds rate. This easing was followed by an additional 0.25% cut on October 17th. By the end of October the short-to-intermediate portion of the yield curve was actually inverted (three-month treasury bills were yielding more than five-year treasury bonds), implying market expectations of future monetary easing by the Federal Reserve, continued benign domestic inflation, and a slowing economy.


In the past few months the market has grown increasingly concerned that a global deflationary spiral could unfold. The IMF policy prescription of currency devaluation coupled with tight monetary and fiscal polices appears to be making economic conditions even worse for Korea, Indonesia, Russia, etc. The large debt burdens and faltering growth rates of the economies under IMF supervision have raised the specter of wide scale defaults despite IMF intervention. Russia's August announcement that it would simultaneously devalue the ruble and unilaterally reschedule the repayment terms of its debt brought this fear home to many global investors. As the implicit guarantee of the IMF loses its credibility, the emerging markets that had been relatively healthy are being put under increasing pressure. Concerns about the credit quality of these nations have elevated interest rates in these economies to the point where a slowdown in economic growth is becoming inevitable. Such a global slowdown cannot help but put significant downward pressure on U.S. growth and inflation rates.


The U.S. has not been immune to global credit quality anxiety. The yield spread between treasury rates and high quality

MENTOR FIXED-INCOME PORTFOLIO
MANAGERS' COMMENTARY: THE ACTIVE FIXED-INCOME MANAGEMENT TEAM
OCTOBER 31, 1998
--------------------------------------------------------------------------------

corporate bonds, a traditional measure of credit concerns within the economy, ballooned out toward quarter's end to levels not seen since the last recession. The high yield market has come under even more stress as investors abandon markets with any hint of credit risk. The underperformance of spread sectors has caused leveraged investors such as hedge funds and real estate investment trusts to come under severe funding pressure. As lenders call their loans or demand more collateral, these leveraged investors are left with few alternatives but to sell assets into an already depressed market. These forced asset liquidations have further depressed prices in corporate bonds and mortgage-backed securities, and in many instances trading activity has all but ceased in many market sectors.



PERFORMANCE
For the 12-month period ended October 31, 1998, the Mentor Fixed-Income Portfolio returned 7.21% compared to 7.94% for its Lipper Intermediate Investment Grade Debt peer group and 9.34% for the Lehman Brothers Aggregate Bond Index. The underperformance of the fund reflects continued fall out from the investment late last year in KDB bonds. The bonds were impacted by the global economic turmoil, and were sold in December of last year.



MARKET OUTLOOK
Economic growth is almost certain to slow in the upcoming year, as the impact of slower growth overseas and distressed credit markets here at home takes effect. We do not, however, anticipate a recession for 1999. The United States has ample policy alternatives to fight any slowing in the domestic economy. As inflation has fallen, the real rate of interest (the nominal interest rate minus inflation) implied by the Fed Funds rates has risen appreciably. Assuming that the turmoil overseas will place continued downward pressure on inflation rates, the Fed could lower Fed Funds by over 125 basis points (1.25%) and still maintain a real interest rate higher than the historical average. Unlike Japan, the U.S. has a healthy, well-capitalized banking system and therefore any easing in monetary conditions will help stimulate demand. For the first time in many decades, the current budget

MENTOR FIXED-INCOME PORTFOLIO
MANAGERS' COMMENTARY: THE ACTIVE FIXED-INCOME MANAGEMENT TEAM
OCTOBER 31, 1998
--------------------------------------------------------------------------------

surplus means that an expansionary fiscal policy could be implemented without necessarily driving up real interest rates and therefore crowding out private investment.


Given sufficient aggressive action on the part of the Fed, a recession can be avoided. With an easing Fed and declining inflation, the backdrop for bonds remains positive. The market could see rates last observed in the 1950's. Furthermore, as the Fed provides liquidity to the currently distressed credit markets, corporate bonds and mortgage backed securities have the potential for significant outperformance in the upcoming year.



THE PORTFOLIOS
Our short-term strategy in this tumultuous environment has been to tilt portfolio duration somewhat long relative to our benchmark; sector allocations have been weighted more heavily toward treasury securities. Given our long-term confidence in the U.S. economy we are selectively moving into domestic spread sectors with an eye towards an even more aggressive weighting as opportunities present themselves. Further moves will require that we be convinced that these markets have stabilized, which will require that the Fed continue to maintain accommodative credit conditions.


The primary risk we see to our outlook is timing. The U.S. economy has a tremendous forward momentum and the current yield curve anticipates continued accommodative monetary policy. Should events unfold more slowly than the market hopes, the bond market could encounter some short-term turbulence. We would view these sell-offs as short term in nature and would utilize the higher yield levels to further extend the Portfolio's duration.


December 1998

MENTOR FIXED-INCOME PORTFOLIO
OCTOBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PERFORMANCE COMPARISONS

Comparison of change in value of a hypothetical $10,000 investment in Mentor Fixed-Income Portfolio and the Lehman Brothers Aggregate Bond Index.*

                            Fixed-Income      Lehman Brothers
12/6/94                         10,000          10,069
4/30/95                         10,625          10,725
10/31/95                        11,593          11,591
4/30/96                         11,575          11,651
10/31/96                        12,158          12,267
4/30/97                         12,350          12,475
10/31/97                        13,178          13,357
4/30/98                         13,497          13,836
10/31/98                        14,129          14,604


In comparing the performance of a Portfolio to an index, please recognize that market indexes do not take into account brokerage commissions that would be incurred if the individual securities of the index were purchased. They also do not include taxes payable on dividends and interest payments, or operating expenses necessary to maintain a portfolio investing in the index.


The performance data quoted in this report are historical and do not predict future investment results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Performance is cited as of October 31, 1998 and includes changes in share price and reinvestment of dividends and capital gains. Because shares of the Portfolios of the Trust can only be purchased in individually-managed accounts, the performance return information does not reflect the investment advisory fees charged at each account level.


  * The Lehman Brothers Aggregate Bond Index is commonly used to compare performance of income-oriented portfolios and is made up of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Please note that effective January 1, 1998, the Lehman Brothers Aggregate Bond Index became the benchmark for the Fixed-Income Portfolio. Given its mortgage pass-through and asset-backed components, which are not contained in the Lehamn Brothers Government/Coporate Index, it is more reflective of the Investment mandate of the Fixed-Income Portfolio and therefore the appropriate benchmark.


** Reflects operations of Fixed-Income Portfolio from the date of commencement of operations on 12/6/94 through 10/31/98.

MENTOR U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                                                                   Principal
                                                       Percent of Net Assets        Amount            Value
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES                               80.72%
 Federal Home Loan Bank,
   5.40% - 5.63%, 1/15/99 - 4/09/99                                             $ 7,840,000      $  7,839,225
 Federal Home Loan Mortgage Corporation,
   5.02%, 1/26/99 (a)                                                             7,000,000         6,998,857
 Federal National Mortgage Association,
   4.56% - 5.18%, 1/21/99 - 5/28/99 (a)                                          29,500,000        29,494,622
   5.33% - 5.60%, 2/12/99 - 4/22/99                                               8,000,000         7,997,131

-------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                     52,329,835
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                  19.26%
 Goldman, Sachs & Company Dated 10/30/98,
   5.45%, due 11/02/98, collateralized by
   $2,704,949 (total original face value) Federal
   Home Loan Mortgage Corporation,
   7.00% - 7.50%, 3/01/12 - 10/01/28, market
   value $2,531,260                                                               2,481,627         2,481,627
 JP Morgan Securities, Inc.
   Dated 10/30/98, 5.50%, due 11/02/98,
   collateralized by various U.S. Government
   Agency Securities with total original face value
   of $31,156,547, 9.00%, 6/15/16-8/15/27,
   market value $10,200,000                                                      10,000,000        10,000,000
-------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                        12,481,627
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $64,811,462)                   99.98%                                      64,811,462
OTHER ASSETS LESS LIABILITIES                           0.02%                                          15,954
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                            100.00%                                    $ 64,827,416
-------------------------------------------------------------------------------------------------------------

(a) Floating Rate Securities - The rates shown are the effective rates at October 31, 1998. Securities shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                                                              Principal
                                                   Percent of Net Assets       Amount       Market Value
-------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS                             90.74%
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES                            9.83%
 Advanta Home Equity Loan, 6.15%, 10/25/09                                  $ 763,293      $ 776,500
 Advanta Mortgage Loan Trust Series 1993-3,
   Class A3, 4.75%, 2/25/10                                                   581,497        576,506
 Advanta Mortgage Loan Trust Series 1996-2,
   Class A2, 7.03%, 3/25/11                                                 1,408,537      1,406,452
 AFC Home Equity Loan Trust, 6.60%, 2/25/27                                   999,970      1,011,797
 AFG Receivables Trust, 6.35% - 7.05%,
   9/15/00 - 2/15/03                                                        2,677,940      2,692,779
 CS First Boston Series 1996-2, Class A6, 7.18%,
   2/25/18                                                                    980,000      1,016,355
 Equifax Credit Corporation, Series 1998-2,
   Class A6F, 6.16%, 4/15/08                                                  711,000        713,621
-------------------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES (COST $8,040,448)                                            8,194,010
-------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS                6.19%
 NASCOR Series 1997-18, 6.75%, 12/25/27                                       686,819        686,609
 Prudential Home Mortgage Securities Series
   1995-7, Class M, 7.00%, 11/25/25                                           867,402        880,989
 Prudential Home Mortgage Securities Series
   1996-3, Class M, 6.75%, 3/25/11                                          1,104,509      1,111,049
 Prudential Home Mortgage Securities Series
   1996-4, Class M, 6.50%, 4/25/26                                            256,947        253,927
 Prudential Home Mortgage Securities Series
   1996-8, Class B1, 6.75%, 6/25/26                                           735,546        740,874
 Union Acceptance Corporation Auto Trust, Series
   1997-A, 6.48%, 5/10/04                                                   1,462,000      1,491,975
-------------------------------------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (COST $5,141,119)                                                                         5,165,423
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS                                   11.75%
 Associates Corporation NA, 5.75%, 11/01/03                                 1,480,000      1,490,683
 Capital One Bank, 7.20%, 7/19/99                                           1,000,000      1,011,885

MENTOR FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                                                              Principal
                                                   Percent of Net Assets        Amount       Market Value
-------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)


 Capital One Bank, 7.15%, 9/15/06, puttable
   9/15/99                                                                  $2,100,000      $2,181,293
 Century Communications, 9.50%, 8/15/00                                        500,000         517,500
 Lehman Brothers Holdings, Inc., 8.50%, 5/01/07                              1,000,000       1,033,441
 Lockheed Martin Corporation, 7.20%, 5/01/36,
   puttable 5/01/08                                                          1,000,000       1,082,729
 Norwest Corporation, 6.80%, 5/15/02                                           270,000         283,716
 Public Service Electric & Gas, 6.50%, 6/01/00                                 900,000         919,622
 United Dominion Realty Trust, Inc., 7.07%,
   11/15/06                                                                  1,300,000       1,272,062

-------------------------------------------------------------------------------------------------------------
OTAL CORPORATE BONDS (COST $9,678,762)                                                       9,792,931
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES AND AGENCIES           60.97%
 Federal Home Loan Mortgage Corporation
   6.00%, 7/01/28                                                              888,473         878,756
 Federal National Mortgage Association, 6.00%,
   4/01/28 - 8/01/28                                                         2,393,803       2,365,376
 Government National Mortgage Association,
   6.00% - 7.00%, 5/15/09 - 8/15/28                                          7,602,383       7,702,030
 Government National Mortgage Association, II,
   6.88%, 4/20/22, ARM                                                       2,815,659       2,839,576
 U.S. Treasury Bonds, 7.13% - 7.50%,
   2/15/23 - 11/15/24                                                        8,000,000       9,948,292
 U.S. Treasury Notes, 5.25% - 7.00%,
   4/30/00 - 5/15/08                                                        24,985,000      27,097,288
-------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES AND AGENCIES
 (COST $49,131,095)                                                                         50,831,318
-------------------------------------------------------------------------------------------------------------

MENTOR FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998


                                                                               Principal
                                                    Percent of Net Assets       Amount        Market Value
-------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
RESIDUAL INTERESTS (A)                                 2.00%
 National Mortgage Funding I, Inc., 1997-4, 1998,
   5/20/23                                                                   $  59,023      $    614,270
 National Mortgage Funding I, Inc., 1997-5,
   2/20/23                                                                      61,227           560,838
 National Mortgage Funding I, Inc., 1998-10,
   1/20/23                                                                      16,851           490,519
-------------------------------------------------------------------------------------------------------------
TOTAL RESIDUAL INTERESTS (COST $2,218,987)                                                     1,665,627
-------------------------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS (COST $74,210,411)                                                75,649,309
-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                 8.50%
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT                                           4.90%
 Goldman Sachs & Company
   Dated 10/30/98, 5.44%, due 11/02/98,
   collateralized by $4,103,657 Federal Home
   Loan Mortgage Corporation, 6.50%, 3/01/11,
   market value $4,172,906                                                   4,086,722         4,086,722
-------------------------------------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTE                                      3.60%
 Carolina Medi-Plan, Inc., 5.22%, 6/01/22                                    3,000,000         3,000,000
-------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,086,722)                                                 7,086,722
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $81,297,133)                  99.24%                                  82,736,031
OTHER ASSETS LESS LIABILITIES                          0.76%                                     636,301
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                           100.00%                                $ 83,372,332
-------------------------------------------------------------------------------------------------------------

ARM - Adjustable Rate Mortgage
(a) These are securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securites Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

MENTOR FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $116,671,566 and $86,683,542, respectively.



INCOME TAX INFORMATION
At October 31, 1998, the aggregated cost of investment securities for federal income tax purposes was $81,312,154. Net unrealized appreciation aggregated $1,423,877, of which $2,196,666, related to appreciated investment securities and $772,789, related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1998


                                                      U.S. Government
                                                      Cash Management       Fixed-Income
                                                         Portfolio           Portfolio
--------------------------------------------------------------------------------------------
ASSETS
 Investments, at market value (a) (Note 2)
   Investment securities                               $  52,329,835       $  78,649,309
   Repurchase agreements                                  12,481,627           4,086,722
--------------------------------------------------------------------------------------------
    Total investments                                     64,811,462          82,736,031
--------------------------------------------------------------------------------------------
 Cash                                                              -              66,389
 Collateral for securities loaned (Note 2)                         -          18,256,200
 Receivables
   Dividends and interest                                    290,106           1,083,851
   Fund shares sold                                                -              18,000
 Deferred expenses (Note 2)                                    7,988               6,957
 Other assets                                                      -               8,927
--------------------------------------------------------------------------------------------
   Total assets                                           65,109,556         102,176,355
--------------------------------------------------------------------------------------------
LIABILITIES
 Payables
   Securities loaned (Note 2)                                      -          18,256,200
   Investments purchased                                           -             527,910
   Dividends                                                 269,875                   -
 Accrued expenses and other liabilities                       12,265              19,913
--------------------------------------------------------------------------------------------
   Total liabilities                                         282,140          18,804,023
--------------------------------------------------------------------------------------------
NET ASSETS                                             $  64,827,416       $  83,372,332
--------------------------------------------------------------------------------------------
Net Assets represented by:
 Additional paid-in capital                               64,827,416          80,969,875
 Accumulated undistributed net investment income                   -             210,480
 Accumulated net realized gain on investment
   transactions                                                    -             753,079
 Net unrealized appreciation on investments                        -           1,438,898
--------------------------------------------------------------------------------------------
NET ASSETS                                             $  64,827,416       $  83,372,332
--------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                              $        1.00       $       13.15
--------------------------------------------------------------------------------------------
SHARES OUTSTANDING                                        64,827,416           6,342,369
--------------------------------------------------------------------------------------------

(a) Investments at cost are $64,811,462 and $81,297,133, respectively.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 1998


                                                           U.S. Government
                                                           Cash Management      Fixed-Income
                                                              Portfolio          Portfolio
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest (b) (Note 2)                                      $ 10,834,163        $ 4,391,701
--------------------------------------------------------------------------------------------
EXPENSES
 Registration expenses                                           104,056             12,254
 Custodian and accounting fees                                    52,618             24,297
 Shareholder reports and postage expenses                         15,993              3,917
 Transfer agent fee                                               15,900             19,078
 Legal fees                                                       12,453              2,658
 Organizational expenses                                           6,534              6,534
 Audit fees                                                        6,272              1,352
 Directors' fees and expenses                                      5,920              1,235
 Miscellaneous                                                    15,760              1,189
--------------------------------------------------------------------------------------------
  Total expenses                                                 235,506             72,514
--------------------------------------------------------------------------------------------
Deduct
 Reimbursement of expenses by management company
   (Note 4)                                                     (118,698)            (1,996)
--------------------------------------------------------------------------------------------
 Net expenses                                                    116,808             70,518
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         10,717,355          4,321,183
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 INTEREST-RATE SWAPS
 Net realized gain on investments and
   interest-rate swaps                                               625            774,135
 Change in unrealized appreciation of investments                      -            (60,111)
--------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                     625            714,024
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        $ 10,717,980        $ 5,035,207
--------------------------------------------------------------------------------------------

(b) Net of interest expense on interest-rate swaps of $261,568 for the Fixed-Income Portfolio.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                    U.S. Government
                                                    Cash Management                         Fixed-Income
                                                       Portfolio                              Portfolio
                                          ------------------------------------   -----------------------------------
                                             Year Ended          Year Ended         Year Ended         Year Ended
                                              10/31/98            10/31/97           10/31/98           10/31/97
                                          ----------------   -----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net investment income                    $ 10,717,355       $  13,983,224         $  4,321,183       $  3,442,891
 Net realized gain on investments
   and interest-rate swaps                         625                 418              774,135            299,467
--------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation                   -                   -              (60,111)           715,440
 Increase in net assets resulting from
   operations                               10,717,980          13,983,642            5,035,207          4,457,798
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                (10,717,355)        (13,983,224)          (4,374,722)        (3,342,801)
 From net realized gain on
   investments                                    (625)               (418)            (285,172)                 -
--------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders       (10,717,980)        (13,983,642)          (4,659,894)        (3,342,801)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Proceeds from sale of shares              331,400,035         435,146,664           23,755,754         16,476,287
 Reinvested distributions                   11,463,709          12,969,017            4,307,983          3,312,978
 Shares redeemed                          (537,986,552)       (276,138,685)          (6,804,702)        (9,128,026)
--------------------------------------------------------------------------------------------------------------------
 Change in net assets resulting from
   capital share transactions             (195,122,808)        171,976,996           21,259,035         10,661,239
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (195,122,808)        171,976,996           21,634,348         11,776,236
NET ASSETS
 Beginning of year                         259,950,224          87,973,228           61,737,984         49,961,748
--------------------------------------------------------------------------------------------------------------------
 End of year (including
   undistributed net investment
   income of $210,480 and
   $323,713, respectively for
   Fixed-Income Portfolio)                $ 64,827,416       $ 259,950,224         $ 83,372,332       $ 61,737,984
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
FINANCIAL HIGHLIGHTS



                                                                       U.S. Government
                                                                  Cash Management Portfolio
                                               ----------------------------------------------------------------
                                                Year Ended      Year Ended     Year Ended       Period Ended
                                                 10/31/98        10/31/97       10/31/96        10/31/95 (b)
                                               ------------   -------------   ------------   ------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.00        $   1.00        $  1.00         $   1.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                              0.05            0.05           0.05             0.05
 Net realized and unrealized gain (loss) on
   investments                                          -*              -*             -*               -
--------------------------------------------------------------------------------------------------------------------
 Total from investment operations                   0.05            0.05           0.05             0.05
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 From net investment income                        (0.05)          (0.05)         (0.05)           (0.05)
 From capital gains                                    -*              -*             -*               -
--------------------------------------------------------------------------------------------------------------------
 Total distributions                               (0.05)          (0.05)         (0.05)           (0.05)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $  1.00        $   1.00        $  1.00         $   1.00
--------------------------------------------------------------------------------------------------------------------
Total Return (d)                                    5.63%           5.56%          5.60%            5.06%
--------------------------------------------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $64,827       $ 259,950       $ 87,973        $  69,997
Ratio of expenses to average net assets             0.06%           0.06%          0.04%            0.04%(a)
Ratio of expenses to average net assets
 excluding waiver                                   0.12%           0.09%          0.12%            0.18%(a)
Ratio of net investment income to average
 net assets                                         5.48%           5.45%          5.54%            5.56%(a)
--------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) For the period from December 5, 1994 (commencement of operations) to October 31, 1995.
(d) Total return does not reflect sales commission and is not annualized.
  * Reflects net realized gain (loss) which was less than $0.005 per share.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
FINANCIAL HIGHLIGHTS



                                                                    Fixed-Income Portfolio
                                               ----------------------------------------------------------------
                                                Year Ended     Year Ended     Year Ended        Period Ended
                                                 10/31/98       10/31/97       10/31/96         10/31/95 (c)
                                               ------------   ------------   ------------   -------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD             $  13.11       $  12.89       $  13.71        $    12.50
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                              0.79           0.83           0.77               0.81
 Net realized and unrealized gain (loss) on
   investments                                      0.13           0.21          (0.16)              1.14
-----------------------------------------------------------------------------------------------------------------
 Total from investment operations                   0.92           1.04           0.61               1.95
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 From net investment income                        (0.82)         (0.82)         (0.77)             (0.74)
 From capital gains                                (0.06)             -          (0.66)                 -
-----------------------------------------------------------------------------------------------------------------
 Total distributions                               (0.88)         (0.82)         (1.43)             (0.74)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 13.15       $  13.11       $  12.89         $    13.71
-----------------------------------------------------------------------------------------------------------------
Total Return (d)                                    7.21%          8.39%          4.87%             15.90%
-----------------------------------------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $83,372       $ 61,738       $ 49,962         $   34,053
Ratio of expenses to average net assets             0.10%          0.10%          0.05%              0.05%(a)
Ratio of expenses to average net assets
 excluding waiver                                   0.10%          0.15%          0.17%              0.22%(a)
Ratio of net investment income to average
 net assets                                         6.08%          6.52%          6.22%              6.75%(a)
Portfolio turnover rate                              137%           194%           226%               302%
-----------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from December 6, 1994 (commencement of operations) to October 31, 1995.
(d) Total return does not reflect sales commission and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INSTITUTIONAL TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998

NOTE 1: ORGANIZATION
Mentor Institutional Trust ("Trust") was organized on February 8, 1994, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of four separate diversified portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at October 31, 1998, as follows:


       Mentor U.S. Government Cash Management Portfolio ("Cash Management
           Portfolio")
       Mentor Fixed-Income Portfolio ("Fixed-Income Portfolio")
       Mentor Perpetual International Portfolio ("International Portfolio") SNAP Fund


The assets of each Portfolio of the Trust are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.


These financial statements do not include the International Portfolio and the SNAP Fund.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.


(a) Valuation of Securities


Securities held by the Cash Management Portfolio are stated at amortized cost, which approximates market value as permitted by Rule 2a-7 of the Investment Company Act of 1940. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will

MENTOR INSTITUTIONAL TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

promptly consider what action should be initiated. Net asset value per share is determined each business day for the Cash Management Portfolio and Fixed-Income Portfolio by dividing net asset value by the number of shares outstanding at the end of each business day.


U.S. Government obligations held by the Fixed-Income Portfolio are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds, other fixed income securities, mortgage backed securities, mortgage related, asset-backed and other related securities are valued at the prices provided by an independent pricing service. Security valuations not available from an independent pricing service are provided by dealers approved by the Portfolio's Board of Trustees. In determining value, the pricing services use information with respect to transactions in such securities, market transactions in comparable securities, various relationships between securities, and yield to maturity. Any securities for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.


(b) Repurchase Agreements


It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.


The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's advisor to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

MENTOR INSTITUTIONAL TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(c) Portfolio Securities Loaned


The Fixed-Income Portfolio is authorized by the Board of Trustees to participate in securities lending transactions.


The Portfolio may receive fees for participating in securities lending transactions. During the period that a security is out on loan, the Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in an amount at least equal to, at all times, the fair value of the securities loaned plus interest. When cash is received as collateral, the Portfolio records an asset and obligation for the market value of that collateral. Cash received as collateral may be reinvested, in which case that security is recorded as an asset of the Portfolio. Variations in the market value of the securities loaned occurring during the term of the loan are reflected in the value of the Portfolio.


At October 31, 1998, the Fixed-Income Portfolio had loaned securities to brokers which were collateralized by cash and securities. Cash collateral at October 31, 1998 was reinvested in U.S. Treasury and high quality money market instruments. Income from securities lending activities amounted to $12,889 for the year ended October 31, 1998. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At October 31, 1998, the value of the securities on loan and the value of the related collateral were as follows:



                    Securities           Cash           Tri-Party
Portfolio            On Loan          Collateral       Collateral
--------------   ---------------   ---------------   --------------
Fixed-Income     $ 19,496,139      $ 18,256,200      $ 1,648,424

(d) Security Transactions and Interest Income


Security transactions for the Portfolios are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Dividends are recorded on ex-dividend date. Realized and unrealized gains and losses on investment security transactions are calculated on an identified cost basis.


(f) Expenses


Expenses arising in connection with a Portfolio are allocated to that Portfolio.

MENTOR INSTITUTIONAL TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Other Trust expenses are allocated among the Portfolios in proportion to their relative net assets.


(g) Federal Taxes


No provision for federal income taxes has been made since it is each Portfolio's intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.


(h) When-Issued and Delayed Delivery Transactions


Fixed-Income Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engages in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage. The Portfolio will record a when-issued security and the related liability on the trade date. Until the securities are received and paid for, the Portfolio will maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


(i) Deferred Expenses


Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.


(j) Distributions


Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the deferral of wash sales.


(k) Residual Interests


A derivative security is any investment that derives its value from an underlying

MENTOR INSTITUTIONAL TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

security, asset, or market index. Fixed-Income Portfolio invests in mortgage security residual interests ("residuals") which are considered derivative securities. The Portfolio's investment in residuals have been primarily in securities issued by proprietary mortgage trusts. While these entities have been highly leveraged, often having indebtedness of up to 95% of their total value, the Portfolio has not incurred any indebtedness in the course of making these residual investments; nor has the Portfolio's assets been pledged to secure the indebtedness of the issuing structure or the Portfolio's investment in the residuals. In consideration of the risk associated with investment in residual securities, it is the Portfolio's policy to limit its exposure at the time of purchase to no more than 20% of its total assets.


(l) Interest-Rate Swaps


An interest-rate swap is a contract between two parties on a specified principal amount (referred to as the notional principal) for a specified period. In the most common instance, a swap involves the exchange of streams of variable and fixed-rate interest payments. During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, the Portfolio will record a realized gain or loss. As of October 31, 1998, there were no outstanding interest rate swap agreements.


NOTE 3: DIVIDENDS
Dividends will be declared daily and paid monthly by the Cash Management Portfolio. Dividends are declared and paid quarterly by the Fixed-Income Portfolio. Capital gains realized by each Portfolio, if any, will be distributed annually.

MENTOR INSTITUTIONAL TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

NOTE 4: INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS
Mentor Investment Advisors, LLC ("Mentor Advisors"), the Portfolios' investment advisor, receives no compensation for its services. Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC ("Mentor"), which is a partially owned subsidiary of Wheat First Union. EVEREN Capital Corporation owns 20% of the outstanding interest in Mentor.


In order to limit the annual operating expenses of the Portfolios, Mentor Advisors may bear certain expenses incurred in connection with the operation of the Portfolios. For the year ended October 31, 1998, Mentor Advisors bore expenses of $118,698, and $1,996, respectively, for the Cash Management Portfolio and Fixed-Income Portfolio.


Mentor provides administrative personnel and services to each Portfolio, pursuant to an Administration Agreement. Mentor receives no compensation for such services.

MENTOR INSTITUTIONAL TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

NOTE 5: CAPITAL SHARE TRANSACTIONS
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in capital shares were as follows:



                                                           Cash Management Portfolio
                                                         Year Ended          Year Ended
                                                          10/31/98            10/31/97
                                                     -----------------   -----------------
Shares sold                                              331,400,035         435,146,664
Shares issued upon reinvestment of distributions          11,463,709          12,969,017
Shares redeemed                                         (537,986,552)       (276,138,685)
                                                        ------------        ------------
Change in shares outstanding                            (195,122,808)        171,976,996
                                                        ------------        ------------


                                                            Fixed-Income Portfolio
                                                         Year Ended          Year Ended
                                                          10/31/98            10/31/97
                                                     -----------------   -----------------
Shares sold                                                1,822,466           1,278,210
Shares issued upon reinvestment of distributions             332,359             259,140
Shares redeemed                                             (520,775)           (703,906)
                                                        ------------        ------------
Change in shares outstanding                               1,634,050             833,444
                                                        ------------        ------------

ADDITIONAL INFORMATION
YEAR 2000 (UNAUDITED)
The Portfolios receive services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolios' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolios from this problem.

MENTOR INSTITUTIONAL TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

FEDERAL TAX STATUS OF DIVIDENDS DECLARED (UNAUDITED)
The Fixed-Income Portfolio paid long-term capital gain dividends of $95,057 during the year. The Cash Management Portfolio paid no long-term capital gain dividends. For federal income tax purposes, dividends from short-term capital gains, as well as dividends paid from net investment income, are treated as ordinary income.

MENTOR INSTITUTIONAL TRUST
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE TRUSTEES AND SHAREHOLDERS
MENTOR INSTITUTIONAL TRUST

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the U.S. Government Cash Management Portfolio and Fixed-Income Portfolio, portfolios of Mentor Institutional Trust as of October 31, 1998, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for U.S. Government Cash Management Portfolio and Fixed-Income Portfolio for each of the years or periods in the four-year period ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Government Cash Management Portfolio and Fixed-Income Portfolio, portfolios of Mentor Institutional Trust, as of October 31, 1998 and the results of their operations, the changes in their net assets and their financial highlights for the periods specified in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG PEAT MARWICK LLP




Boston, Massachusetts
December 18, 1998

TRUSTEES

Daniel J. Ludeman, TRUSTEE & CHAIRMAN
      Chairman and Chief Executive Officer
      Mentor Investment Group, LLC

Arch T. Allen III, TRUSTEE
      Attorney at Law
      Allen & Moore, LLP

Jerry R. Barrentine, TRUSTEE
      J.R. Barrentine & Associates

Arnold H. Dreyfuss, TRUSTEE
      Former Chairman and Chief Executive Officer
      Hamilton Beach/Proctor-Silex, Inc.

Weston E. Edwards, TRUSTEE
      President
      Weston Edwards & Associates

Thomas F. Keller, TRUSTEE
      Former Dean, Fuqua School of Business
      Duke University

Louis W. Moelchert, Jr., TRUSTEE
      Vice President for Business & Finance
      University of Richmond

J. Garnett Nelson, TRUSTEE
      Consultantr
      Mid-Atlantic Holdings, LLC

Troy A. Peery, Jr., TRUSTEE
      President
      Heilig-Meyers Company

Peter J. Quinn,Jr.,TRUSTEE
      Managing Director
      Mentor Investment Group, LLC



OFFICERS

Paul F. Costello, PRESIDENT
      Managing Director
      Mentor Investment Group, LLC

Terry L. Perkins, TREASURER
      Senior Vice President, Treasurer
      Mentor Investment Group, LLC

Geoffrey B. Sale, SECRETARY
      Associate Vice President
      Mentor Investment Group, LLC

Michael A. Wade, ASSISTANT TREASURER
      Vice President, Controller
      Mentor Investment Group, LLC


MK#1310

                           Mentor Institutional Trust


                             o U.S. Government Cash
                              Management Portfolio

                            o Fixed-Income Portfolio




                          ---------------------------
                                 ANNUAL REPORT
                          ---------------------------
                                October 31, 1998









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